Other long-term liabilities: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Other long-term liabilities:
Severance indemnity	$ 1,681	$ 1,914
Contingent consideration payable related to AFV acquisition	856	428
Deferred lease inducements	69	118
Other long-term liabilities	2,606	2,460
Additional Other Liabilities Disclosure [Abstract]
Contingent consideration, fair value	442	428
Number of employees which will receive earn-out payments	2
Contingent consideration compensation, fair value	$ 414